Findex.com, Inc. - CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Revenues:
Revenues, net	$ 17,518	$ 6,793	$ 44,663	$ 44,370
Cost of sales	6,496	13,216	9,320	19,083
Gross profit	11,022	(6,423)	35,343	25,287
Operating expenses:
Sales and marketing	794	(18,639)	2,473	(6,805)
General and administrative	74,558	71,422	305,963	466,027
Impairment expense	0	0	18,781	0
Total operating expenses	75,352	52,783	327,217	459,222
Loss from operations	(64,330)	(59,206)	(291,874)	(433,935)
Other income (expenses), net	(1,003)	(541)	(2,802)	(10,038)
Gain on debt settlement	0	34,866	28,504	34,866
Loss from continuing operations before income taxes	(65,333)	(24,881)	(266,172)	(409,107)
Income tax benefit	0	0	0	0
Loss from continuing operations	(65,333)	(24,881)	(266,172)	(409,107)
Discontinued operations (Note 11):
Income from operations of discontinued component	0	1,154,204	26,087	1,379,103
Income tax (provision)	0	0	0	0
Income from discontinued operations, net of taxes	0	1,154,204	26,087	1,379,103
Net (loss) income	$ (65,333)	$ 1,129,323	$ (240,085)	$ 969,996
Net loss per share from continuing operations	$ 0.00	$ 0.00	$ 0.00	$ (0.01)
Net income per share from discontinued operations	$ 0.00	$ 0.02	$ 0.00	$ 0.02
Net loss per share	$ 0.00	$ 0.02	$ 0.00	$ (0.01)
Weighted average shares used in computing basic and diluted income (loss) per share	77,993,935	68,868,930	77,993,935	68,335,147